RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Plan investments include shares of mutual funds and units of CCT funds managed by the trustee. The Plan also paid fees for recordkeeping services which are included in the statement of changes in net assets for the year ended December 31, 2025 within administrative expenses. These transactions qualify as party-in-interest, and are exempt from the prohibited transactions rule.

The Plan offers Roper Technologies, Inc. common stock as an investment option for participants. The Company is the Plan Sponsor as defined by the Plan; therefore, these transactions also qualify as party-in-interest transactions, and are exempt from the prohibited transactions rule.